Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$225,824,415.98	0.9032977	$209,140,057.98	0.8365602	$16,684,358.01
Class A-2-B Notes	$130,978,161.27	0.9032977	$121,301,233.63	0.8365602	$9,676,927.64
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$763,812,577.25	0.7540030	$737,451,291.60	0.7279803	$26,361,285.65

Weighted Avg. Coupon (WAC)	3.25%		3.24%
Weighted Avg. Remaining Maturity (WARM)	50.23		49.30
Pool Receivables Balance	$809,423,420.82		$781,895,050.24
Remaining Number of Receivables	50,838		50,081

Adjusted Pool Balance	$779,122,563.80		$752,761,278.15

III. COLLECTIONS

Principal:
Principal Collections	$26,447,866.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$586,923.77
Total Principal Collections	$27,034,790.60

Interest:
Interest Collections	$2,132,862.92
Late Fees & Other Charges	$36,903.98
Interest on Repurchase Principal	$-
Total Interest Collections	$2,169,766.90

Collection Account Interest	$9,110.10
Reserve Account Interest	$933.37
Servicer Advances	$-

Total Collections	$29,214,600.97

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Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$29,214,600.97
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,214,600.97

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$674,519.52	$-	$674,519.52	674,519.52
Collection Account Interest					$9,110.10
Late Fees & Other Charges					$36,903.98
Total due to Servicer					$720,533.60

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$186,305.14		$186,305.14
Class A-2-B Notes		$87,804.48		$87,804.48
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$708,410.79		$708,410.79	708,410.79

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$27,635,247.41

9. Regular Principal Distribution Amount:					26,361,285.65

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$16,684,358.01
Class A-2-B Notes		$9,676,927.64
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$26,361,285.65	$26,361,285.65
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$26,361,285.65	$26,361,285.65

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,273,961.76

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$30,300,857.02
Beginning Period Amount	$30,300,857.02
Current Period Amortization	$1,167,084.93
Ending Period Required Amount	$29,133,772.09
Ending Period Amount	$29,133,772.09
Next Distribution Date Required Amount	$27,988,810.22

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.97%	2.03%	2.03%

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Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.03%	49,596	98.89%	$773,249,079.14
30 - 60 Days	0.75%	376	0.85%	$6,643,683.76
61 - 90 Days	0.17%	85	0.19%	$1,513,184.56
91-120 Days	0.05%	23	0.06%	$464,302.36
121 + Days	0.00%	1	0.00%	$24,800.42
Total		50,081		$781,895,050.24

Delinquent Receivables 30+ Days Past Due
Current Period	0.97%	485	1.11%	$8,645,971.10
1st Preceding Collection Period	0.73%	369	0.83%	$6,683,759.09
2nd Preceding Collection Period	0.76%	392	0.88%	$7,348,351.96
3rd Preceding Collection Period	0.74%	390	0.85%	$7,366,790.37
Four-Month Average	0.80%		0.91%

Repossession in Current Period		30		$702,540.61
Repossession Inventory		61		$585,296.05

Current Charge-Offs
Gross Principal of Charge-Offs				$1,080,503.75
Recoveries				$(586,923.77)
Net Loss				$493,579.98

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.73%

Average Pool Balance for Current Period				$795,659,235.53

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.74%
1st Preceding Collection Period				0.50%
2nd Preceding Collection Period				0.47%
3rd Preceding Collection Period				0.98%
Four-Month Average				0.67%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	67	507	$7,013,315.14
Recoveries	64	374	$(3,165,409.48)
Net Loss			$3,847,905.66
Cumulative Net Loss as a % of Initial Pool Balance			0.36%

Net Loss for Receivables that have experienced a Net Loss *	45	381	$3,855,340.31
Average Net Loss for Receivables that have experienced a Net Loss			$10,119.00

Principal Balance of Extensions			$2,424,717.93
Number of Extensions			128

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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